REVERSE ACQUISITION AND LISTING EXPENSE	12 Months Ended
Dec. 31, 2018
Disclosure of reverse acquisition and listing expense [Abstract]
REVERSE ACQUISITION AND LISTING EXPENSE

3.	REVERSE ACQUISITION AND LISTING EXPENSE

The Company completed the Acquisition described in Note 1 by issuing 30,000,000 common shares to the shareholders of Tower Three. For accounting purposes, the Acquisition is considered to be outside the scope of IFRS 3 Business Combinations since Tower One was inactive prior to the Acquisition and were limited to the management of cash resources and the maintenance of its listing and accordingly did not constitute a business. The Acquisition was accounted for in accordance with IFRS 2 Share-based Payment whereby Tower Three was deemed to have issued shares in exchange for the net assets or liabilities of Tower One together with its listing status at the fair value of the consideration received by Tower Three.

Since the share and share-based consideration allocated to the former shareholders of the Company on closing the Acquisition is considered within the scope of IFRS 2, and the Company could not identify specifically some or all of the goods or service received in return for the allocation of the shares, the value in excess of the net identifiable assets or obligations plus liabilities assumed by the Company acquired on closing was expensed in the statement of comprehensive loss as listing expense.

The Company was deemed to have issued 6,735,885 common shares of Tower Three at $0.15 per common share for a fair value of $1,010,383, which was included as consideration to the former shareholders of the Company. The $0.15 value for the above -mentioned shares was based on the fair value from the concurrent private placement. The fair value of all the consideration given and charged to listing expense was comprised of:

$
Fair value of share based consideration allocated:
Deemed share issuance	1,010,383

Identifiable net obligations assumed:
Cash and cash equivalent	(1,378,183)
Subscriptions received for private placement	1,602,257
Other assets	(230,097)
Liabilities	139,807
Total	133,784
Total listing expense	1,144,167